Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.0001 per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 69,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,528.90
Offering Note	Representing 6,900,000 ordinary shares, including 900,000 ordinary shares that may be issued upon the exercise of a 45-day option granted to the underwriters to cover any over-allotments. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.